EQUITY - GRANTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The 2016 Plan	Time RSU
Outstanding December 31, 2017	1,148,625
Forfeited (*)	(39,287)
Outstanding December 31, 2018	1,109,338
Vested	(1,109,338)
Outstanding December 31, 2019	-

The 2017 Plan	Time RSU
Outstanding December 31, 2017	861,863
Forfeited (*)	(46,170)
Outstanding December 31, 2018	815,693
Transfer	-
Forfeited (*)	(137,136)
Vested	(235,067)
Outstanding December 31, 2019	443,490

The 2018 Plan	Time RSU
Granted July 2, 2018	1,065,220
Forfeited (*)	(5,000)
Outstanding December 31, 2018	1,060,220
Transfer	-
Forfeited (*)	(312,641)
Vested	(100,364)
Outstanding December 31, 2019	647,215

The 2019 Plan – Board and Extraordinary	Time RSU
Granted March 1, 2019	813,842
Forfeited (*)	-
Outstanding December 31, 2019	813,842

The 2019 Plan – 5 Years	Time RSU
Granted March 1, 2019	238,663
Forfeited (*)	-
Outstanding December 31, 2019	238,663

The 2019 Plan	Time RSU
Granted June 3, 2019	2,560,666
Additional grant	633,212
Forfeited (*)	(571,035)
Outstanding December 31, 2019	2,622,843

(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.

The 2016 Plan	Time RSU
Country	Balance December 31, 2017	Forfeited	Balance December 31, 2018	Vested	Balance December 31, 2019
Argentina	16,523	14,592	31,115	(31,115)	-
Brazil	201,049	(23,348)	177,701	(177,701)	-
Chile	61,525	(3,392)	58,133	(58,133)	-
Colombia	10,940	-	10,940	(10,940)	-
Spain	101,490	54,063	155,553	(155,553)	-
Guatemala	798	-	798	(798)	-
Mexico	107,495	(70,732)	36,763	(36,763)	-
Peru	5,286	3,392	8,678	(8,678)	-
United States	643,519	(13,862)	629,657	(629,657)	-
Total	1,148,625	(39,287)	1,109,338	(1,109,338)	-

The 2017 Plan	Time RSU
Country	Balance December 31, 2017	Forfeited	Balance December 31, 2018	Forfeited	Balance December 31, 2019
Brazil	117,667	(46,170)	71,497	-	71,497
Chile	66,028	-	66,028	-	66,028
Spain	69,398	-	69,398	43,915	113,313
United States	608,770	-	608,770	(416,118)	192,652
Total	861,863	(46,170)	815,693	(372,203)	443,490

The 2018 Plan	Time RSU
Country	Balance December 31, 2017	Granted	Balance December 31, 2018	Transfer	Forfeited	Vested	Balance December 31, 2019
Argentina	-	27,244	27,244	-	-	-	27,244
Brazil	-	282,743	282,743	(3,680)	(58,962)	-	220,101
Chile	-	70,009	70,009	-	(4,195)	-	65,814
Colombia	-	21,049	21,049	-	-	-	21,049
Spain	-	105,168	105,168	68,591	(48,864)	-	124,895
Mexico	-	60,736	60,736	-	(5,024)	-	55,712
Peru	-	20,306	20,306	-	-	-	20,306
United States	-	472,965	472,965	(64,911)	(195,595)	(100,364)	112,095
Total	-	1,060,220	1,060,220	-	(312,640)	(100,364)	647,216

The 2019 Plan – Board and Extraordinary	Time RSU
Country	Balance December 31, 2018	Granted	Balance December 31, 2019
United States	-	813,842	813,842
Total	-	813,842	813,842

The 2019 Plan – 5 Year	Time RSU
Country	Balance December 31, 2018	Granted	Balance December 31, 2019
United States	-	238,663	238,663
Total	-	238,663	238,663

The 2019 Plan	Time RSU
Country	Balance December 31, 2018	Granted	Additional Grant	Forfeited	Balance December 31, 2019
Argentina	-	108,352	-	-	108,352
Brazil	-	911,418	400,000	(174,050)	1,137,368
Chile	-	147,021	-	(9,825)	137,196
Colombia	-	53,972	-	-	53,972
Spain	-	456,163	133,212	(112,838)	476,537
Guatemala	-	-	100,000	-	100,000
Mexico	-	219,963	-	(5,471)	214,492
Peru	-	61,175	-	-	61,175
United States	-	602,602	-	(268,851)	333,751
Total	-	2,560,666	633,212	(571,035)	2,622,843